SUMMARY OF STOCK OPTIONS OUTSTANDING (Details) - Stock Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Options outstanding, beginning balance	53,600	53,950	54,303
Weighted average exercise price, outstanding, beginning balance	$ 45.55	$ 45.80	$ 47.40
Options granted			1,250
Weighted average exercise price, granted			$ 19.60
Options exercised
Weighted average exercise price, exercised
Options forfeited	(1,100)	(350)	(1,603)
Weighted average exercise price, forfeited	$ 65.00	$ (83.20)	$ (80.80)
Options outstanding, ending balance	52,500	53,600	53,950
Weighted average exercise price, outstanding, ending balance	$ 45.14	$ 45.55	$ 45.80
Options exercisable, ending balance	52,500	53,600	53,950
Weighted average exercise price, exercisable, ending balance	$ 45.14	$ 45.55	$ 45.80